Biological assets (Details Narrative) - ARS ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Biological assets
Point of harvest amount	$ 70,365	$ 100,456
Initial recognition and changes in fair value of biological assets	(5,489)	(597)
Amount attributable to price changes	3,416	576
Amount attributable to physical changes	$ (2,073)	$ (1,173)
Percentage change in the biological assets measured at level 3	10.00%